Schedule of finance income (Details) (Parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest income on loans and advances to customers		₨ 4,240	₨ 7,206